SHARE CAPITAL (Detail) - USD ($)	1 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
SHARE CAPITAL [Abstract]
Common stock, value authorized		$ 500,000,000
Common stock, shares authorized (in shares)		500,000,000
Ordinary shares par value (in dollars per share)		$ 1.00	$ 1.00
Ordinary shares issued (in shares)		197,692,321	196,894,321
Stock issued during period (in shares)	798,000
Shares issued, price per share (in dollars per share)	$ 7.30